Reserves	6 Months Ended
Dec. 31, 2022
Reserves [Abstract]
Reserves

Note 17. Reserves

	Consolidated
	31 December	30 June
	2022	2022
	$	$

Equity Remuneration Reserve	1,032,900	9,338,100
Foreign currency reserve	7,347	-
	1,040,247	9,338,100

Equity compensation reserve

The reserve is used to recognise the value of equity benefits provided to employees and Directors as part of their remuneration, and other parties as part of their compensation for services.

	Consolidated
	31 December	30 June
	2022	2022
Movement in equity compensation reserve	$	$

Balance at the beginning of the year	9,338,100	5,293,019
Fair value vesting expense of options and performance rights	-	6,532,583
Fair value of options/performance rights exercised during the year	(8,305,200)	(2,487,502)
Balance at the end of the period	1,032,900	9,338,100

Foreign currency reserve

The reserve is used to recognise exchange differences arising from the translation of the financial statements of foreign operations to Australian dollars. It is also used to recognise gains and losses on hedges of the net investments in foreign operations.

	Consolidated
	31 December	30 June
	2022	2022
Movement in foreign currency reserve	$	$

Balance at the beginning of the period	-	-
Movement in the value of foreign subsidiary losses and intercompany loan balances	7,347	-
Balance at the end of the period	7,347	-